Notional And Fair Value Of Deliverable And Non-Deliverable Foreign-Exchange Forward Contracts And Option (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Foreign Exchange Forward | Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	$ 155,000	$ 55,000
Fair Value	869	1,185
Foreign Exchange Forward | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	90,000	170,500
Foreign Exchange Forward And Option Contracts | Non Deliverable
Derivatives, Fair Value [Line Items]
Notional Value	150,000	243,539
Fair Value	$ 2,186	$ (184)